Non-Recourse Property Debt and Credit Agreement	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Non-Recourse Property Debt and Credit Agreement
Non-Recourse Property Debt and Credit Agreement
Non-Recourse Property Debt
We finance our properties primarily using long-dated, fixed-rate borrowings, each of which is collateralized by a single real estate property and is non-recourse to us. The following table summarizes our property loans payable related to properties classified as held for use at December 31, 2012 and 2011 (dollars in thousands):

	Weighted Average Interest Rate	Principal Outstanding
	2012	2012	2011
Fixed rate property loans payable	5.58%	$4,434,363	$4,472,385
Variable rate property loans payable	2.93%	24,038	28,730
Total		$4,458,401	$4,501,115

Fixed rate property loans payable mature at various dates through January 2055. Variable rate property loans payable mature at various dates through January 2019. Principal and interest are generally payable monthly or in monthly interest-only payments with balloon payments due at maturity. At December 31, 2012, our property loans payable related to properties classified as held for use were each secured by one of 221 properties that had an aggregate gross book value of $7,701.5 million.
The following table summarizes our property tax-exempt bond financings related to properties classified as held for use at December 31, 2012 and 2011 (dollars in thousands):

	Weighted Average Interest Rate	Principal Outstanding
	2012	2012	2011
Fixed rate property tax-exempt bonds payable	4.92%	$99,447	$132,033
Variable rate property tax-exempt bonds payable	1.51%	130,599	139,626
Total		$230,046	$271,659

Fixed rate property tax-exempt bonds payable mature at various dates through February 2061. Variable rate property tax-exempt bonds payable mature at various dates through July 2033. Principal and interest on these bonds are generally payable in semi-annual installments with balloon payments due at maturity. Certain of our property tax-exempt bonds at December 31, 2012, are remarketed periodically by a remarketing agent to maintain a variable yield. If the remarketing agent is unable to remarket the bonds, then the remarketing agent can put the bonds to us. We believe that the likelihood of this occurring is remote. At December 31, 2012, our property tax-exempt bond financings related to properties classified as held for use were each secured by one of 21 properties that had an aggregate gross book value of $511.3 million.
At December 31, 2012, property tax-exempt bonds payable with a weighted average fixed rate of 5.9% have been converted to a weighted average variable rate of 2.1% using total rate of return swaps that mature during May 2014. These property tax-exempt bonds payable are presented above as variable rate debt at their carrying amounts, or fair value, of $71.4 million. See Note 8 for further discussion of our total rate of return swap arrangements.
Our consolidated property debt instruments contain covenants common to the type of borrowing. At December 31, 2012, we were in compliance with all covenants pertaining to our consolidated debt instruments.
As of December 31, 2012, the scheduled principal amortization and maturity payments for our property tax-exempt bonds and property loans payable related to properties in continuing operations are as follows (in thousands):

	Amortization	Maturities	Total
2013	$86,570	$182,029	$268,599
2014	89,438	235,975	325,413
2015	90,486	183,111	273,597
2016	87,698	429,593	517,291
2017	81,529	446,900	528,429
Thereafter			2,775,118
			$4,688,447

Credit Agreement
We have a Senior Secured Credit Agreement with a syndicate of financial institutions, which we refer to as the Credit Agreement. The Credit Agreement consists of $500.0 million of revolving loan commitments. Borrowings under the Credit Agreement bear interest at a rate set forth on a pricing grid which rate varies based on our leverage (initially either LIBOR plus 2.75% or, at our option, a base rate). The Credit Agreement matures December 2014, and may be extended for two additional one-year periods, subject to certain conditions, including payment of a 25.0 basis point fee on the total revolving commitments.
As of December 31, 2012 and 2011, we had no outstanding borrowings under the Credit Agreement. As of December 31, 2012, we had the capacity to borrow $454.6 million, net of the outstanding borrowings and $45.4 million for undrawn letters of credit backed by the Credit Agreement. The proceeds of revolving loans are generally used to fund working capital and for other corporate purposes.